PAYABLE TO INVESTORS (Tables)	12 Months Ended
Dec. 31, 2018
Payable To Investors [Abstract]
Schedule of Payable to Investors
Payable to investors includes payable with terms shorter than one year as well as the current portion of the payable to investors.

		Fixed annual		As of December 31,
		Rate (%)	Term	2017	2018
Short-term payable to investors	(i)	8.6% - 11.0%	15 Days - 12 Months	$142,689	$15

(i)
       The short-term payable to investors as of December 31, 2017 relates to the “Plans” and the balance in 2017 had been repaid by the Company in 2018.